Long-Term Investments - Summarized Unaudited Information on Equity Method Investees, Income Data (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues and other income	$ 57,268	$ 43,255	$ 33,767
Operating income	3,664	5,074	2,906
Net income	$ 2,101	$ 3,146	$ 1,894